Annual Total Returns - Fidelity® Nordic Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Nordic Fund - Fidelity Nordic Fund-Default	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(20.33%)
Annual Return 2012	21.64%
Annual Return 2013	49.09%
Annual Return 2014	(4.89%)
Annual Return 2015	11.49%
Annual Return 2016	(2.48%)
Annual Return 2017	23.66%
Annual Return 2018	(11.50%)
Annual Return 2019	17.22%
Annual Return 2020	43.00%